Share Capital And Share Based Compensation - Share Capital (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE CAPITAL AND SHARE OPTIONS [Abstract]
Common stock, shares authorized (in shares)		150,000,000	150,000,000
Common shares, par value (in dollars per share)		$ 1.00	$ 1.00
Common stock, value, authorized		$ 150,000	$ 150,000
Common shares, shares outstanding (in shares)		101,319,440	104,534,703	104,578,000
Common stock, value, issued		$ 101,319	$ 104,535
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common shares, shares outstanding beginning (in shares)		104,534,703	104,578,000
Common shares, shares issued beginning (in shares)		104,534,703	104,578,000
Repurchase and cancellation of treasury shares (in shares)		(3,576,000)	(679,000)
Share options exercised (in shares)		233,000	512,000
Vesting of RSUs (in shares)	750,000	127,000	124,000
Common shares, shares outstanding end (in shares)		101,319,440	104,534,703	104,578,000
Common shares, shares issued ending (in shares)		101,319,440	104,534,703	104,578,000
Treasury shares repurchased (in shares)		3,600,000	700,000
Repurchase and cancellation of treasury shares		$ 144,039	$ 14,180	$ 61,684
Payments for commissions		100	10
Contributed surplus		$ 200,000	$ 200,000